Share-Based Payments - Schedule of Employee Option Plan (Details) - Employee Option Plan [Member]	12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Schedule of Employee Option Plan [Line Items]
Weighted average exercise price per share option, Beginning balance	$ 0.31	$ 0.36	$ 0.6
Number of options, Beginning balance (in Shares) | shares	77,473,719	58,678,263	27,873,360
Weighted average exercise price per share option, Granted during the year	$ 0.05	$ 0.11	$ 0.17
Number of options, Granted during the year	164,772,115	18,795,456	32,804,903
Weighted average exercise price per share option, Forfeited during the year	$ 0.01		$ 0.36
Number of options, Forfeited during the year	(4,650,648)		(2,000,000)
Weighted average exercise price per share option, Ending balance	$ 0.13	$ 0.31	$ 0.36
Number of options, Ending balance (in Shares) | shares	237,595,186	77,473,719	58,678,263
Weighted average exercise price per share option, Vested and exercisable	$ 0.3	$ 0.46	$ 0.6
Number of options, Vested and exercisable	68,176,817	32,931,239	11,583,676